Supplement to the
Fidelity® Blue Chip Growth Fund and
Fidelity Blue Chip Value Fund
September 29, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 9.

Sean Gavin (portfolio manager) has managed the fund since October 2014.

The following information replaces the biographical information for Michael Chren found in the "Fund Management" section beginning on page 27.

Sean Gavin is portfolio manager of Fidelity Blue Chip Value Fund, which he has managed since October 2014. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gavin has worked as a research analyst and portfolio manager.

BCF-BCV-14-02  October 17, 2014
1.798338.114

Supplement to the

Fidelity® Series Small Cap Opportunities Fund

Class F (FSOFX)

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

Anmol Mehra no longer serves as a co-manager of the fund.

F-COM7B-14-01  October 17, 2014
1.907260.110

Supplement to the
Fidelity® Series Small Cap Opportunities Fund
September 29, 2014
Prospectus

Anmol Mehra no longer serves as co-manager of the fund.

SMO-14-01  October 17, 2014
1.843345.115

Supplement to the
Fidelity® Series Small Cap Opportunities Fund
Class F
September 29, 2014
Prospectus

Anmol Mehra no longer serves as co-manager of the fund.

SMO-F-14-01  October 17, 2014
1.904319.107

Supplement to the

Fidelity® Series Small Cap Opportunities Fund (FSOPX)

A Class of shares of Fidelity Series Small Cap Opportunities Fund

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

Anmol Mehra no longer serves as a co-manager of the fund.

SMOB-14-01  October 17, 2014
1.881197.109